Simplify Short Term Treasury Futures Strategy ETF
Schedule of Investments
March 31, 2023 (Unaudited)
1
Principal Value
U.S. Treasury Bills – 89.6%
U.S. Treasury Bill, 4.61%, 6/8/2023(a) ............................................. $ 49,950,000 $ 49,532,967
U.S. Treasury Bill, 4.92%, 8/10/2023(a) ............................................ 50,000,000 49,164,636
Total U.S. Treasury Bills (Cost $98,646,812) ...................................................... 98,697,603
Total Investments – 89.6%
(Cost $98,646,812) .......................................................................... $ 98,697,603
Other Assets in Excess of Liabilities – 10.4% ........................................................ 11,457,757
Net Assets – 100.0% .......................................................................... $ 110,155,360
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
At March 31, 2023, open futures contracts were as follows:
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Long position contracts:
U.S. 2 Years Note (CBT) ........................... 2,610 $ 538,842,659 6/30/23 $ 6,978,310
Summary of Investment Type
Industry
% of Net
Assets
U.S. Treasury Bills ................................................................................ 89.6%
Total Investments ................................................................................ 89.6%
Other Assets in Excess of Liabilities .................................................................. 10.4%
Net Assets ..................................................................................... 100.0%